Leases - Schedule of Information about movement of Leasing Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Information About Movement Of Leasing Liabilities [Abstract]
Beginning balance	¥ 85,143		¥ 118,420
Recognition of of additional leasing contract	559		12,910
Interest of lease liabilities	3,276		5,183
Leasing payment	(45,682)	$ (7,001)	(51,370)
Ending balance	¥ 43,296		¥ 85,143